PORTFOLIO OF INVESTMENTS
as of August 31, 2025 (Unaudited)
1
Voya Target
Retirement 2030 Fund
Shares RA Value
Percentage
of Net
Assets
EXCHANGE-TRADED FUNDS : 35.1%
112,969  iShares Core S&P Mid-
Cap ETF
$ 7,361,060
4.0
217,788  iShares Core U.S.
Aggregate Bond ETF
21,661,195
11.7
204,685  Schwab U.S. TIPS
ETF
5,512,167
3.0
152,863  SPDR Portfolio High
Yield Bond ETF
3,644,254
2.0
281,464  Vanguard FTSE
Developed Markets
ETF
16,524,751
8.9
88,442  Vanguard FTSE
Emerging Markets ETF
4,557,416
2.5
99,286  Vanguard Long-Term
Treasury ETF
5,499,452
3.0
Total Exchange-Traded
Funds
(Cost $60,282,828)
64,760,295
35.1
MUTUAL FUNDS : 64.7%
Affiliated Investment Companies : 29.4%
3,803,493  Voya Intermediate
Bond Fund - Class R6
33,508,772
18.2
921,155  Voya Multi-Manager
International Equity
Fund - Class I
11,293,360
6.1
388,452  Voya Short Duration
Bond Fund - Class R6
3,659,218
2.0
32,225  Voya Small Cap
Growth Fund - Class
R6
1,442,084
0.8
151,620  Voya Small Company
Fund - Class R6
2,365,270
1.3
151,435  Voya VACS Series
EME Fund
1,921,713
1.0
54,190,417
29.4
Unaffiliated Investment Companies : 35.3%
289,958  Fidelity 500 Index
Fund
65,170,916
35.3
Total Mutual Funds
(Cost $111,949,464)
119,361,333
64.7
Total Long-Term
Investments
(Cost $172,232,292)
184,121,628
99.8
Total Investments in
Securities
(Cost $172,232,292) $ 184,121,628 99.8
Assets in Excess of
Other Liabilities 387,042 0.2
Net Assets $ 184,508,670 100.0

PORTFOLIO OF INVESTMENTS
as of August 31, 2025 (Unaudited) (continued)
2
Voya Target
Retirement 2030 Fund
Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of August 31, 2025 in valuing the assets and liabilities:
Quoted Prices
in Active Markets
for Identical
Investments
(Level 1)
Signiﬁcant Other
Observable
Inputs
(Level 2)
Signiﬁcant
Unobservable
Inputs
(Level 3)
Fair Value
at
August 31, 2025
Asset Table
Investments, at fair value
Exchange-Traded Funds $ 64,760,295 $ — $ — $ 64,760,295
Mutual Funds 119,361,333 — — 119,361,333
Total Investments, at fair value $ 184,121,628 $ — $ — $ 184,121,628
Transactions with Affiliates
An investment of at least 5% of the voting securities of an issuer, or a company which is under common control with the issuer, results in that issuer becoming an affiliated person as defined by the 1940 Act.
The following table provides transactions during the period ended August 31, 2025, where the following issuers were considered an affiliate:
Issuer
Beginning
Fair Value
at 5/31/2025
Purchases
at Cost
Sales
at Cost
Change In
Unrealized
Appreciation/
(Depreciation)
Ending
Fair
Value at
8/31/2025
Investment
Income
Realized
Gains/
(Losses)
Net
Capital
Gain
Distributions
Voya Intermediate Bond Fund -
Class R6
$ 29,722,011 $ 5,042,123 $ (1,728,499) $ 473,137 $ 33,508,772 $ 367,507 $ 19,816 $ —
Voya Multi-Manager International
Equity Fund - Class I
10,141,941 1,542,809 (771,310) 379,920 11,293,360 — 56,884 —
Voya Short Duration Bond Fund -
Class R6
3,373,951 384,659 (119,204) 19,812 3,659,218 42,839 (890) —
Voya Small Cap Growth Fund -
Class R6
— 1,354,795 (32,818) 120,107 1,442,084 — 791 —
Voya Small Company Fund - Class
R6
— 2,257,991 (54,237) 161,516 2,365,270 — 1,125 —
Voya VACS Series EME Fund
1,686,276 347,262 (282,444) 170,619 1,921,713 — 6,957 —
$ 44,924,179 $ 10,929,639 $ (2,988,512) $ 1,325,111 $ 54,190,417 $ 410,346 $ 84,683 $ —
The financial statements for the above mutual fund[s] can be found at www.sec.gov.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation $ 11,963,638
Gross Unrealized Depreciation (74,302)
Net Unrealized Appreciation $ 11,889,336